LAND USE RIGHTS - Estimated future amortization expenses (Details) - Jun. 30, 2020 - Use Rights [Member]	USD ($)	CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2021	$ 3,853	¥ 27,239
2022	3,853	27,239
2023	3,853	27,239
2024	3,853	27,239
2025	3,853	27,239
Thereafter	161,880	1,144,453
Total	$ 181,145	¥ 1,280,648